Leases - Future Minimum Lease Payments (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
2022	$ 2,882,304	$ 2,882,304	$ 2,117,494			$ 2,117,494
2023	2,017,479	2,017,479	2,716,584			2,716,584
2024	1,804,823	1,804,823	2,366,864			2,366,864
2025	1,521,074	1,521,074	1,762,184			1,762,184
2026	976,170	976,170
Thereafter	1,927,098	1,927,098
Total Payments	11,128,948	11,128,948	13,355,984			13,355,984
Less: Interest	(2,744,830)	(2,744,830)	(2,447,475)			(2,447,475)
Present Value of Operating Lease Liabilities	$ 8,384,118	$ 8,384,118	$ 10,908,509			$ 10,908,509